Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Assets
Fair value of assets	$ 9,355	$ 28,512
Liabilities
Fair value of liabilities	125	927
Derivative Instruments [Member]
Liabilities
Fair value of liabilities	125	927
Money Market Funds [Member]
Assets
Fair value of assets	8,629	27,873
Derivative Instruments [Member]
Assets
Fair value of assets	726	639
Level 1 [Member]
Assets
Fair value of assets	8,629	27,873
Level 1 [Member] | Money Market Funds [Member]
Assets
Fair value of assets	8,629	27,873
Level 2 [Member]
Assets
Fair value of assets	726	639
Liabilities
Fair value of liabilities	125	927
Level 2 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities	125	927
Level 2 [Member] | Derivative Instruments [Member]
Assets
Fair value of assets	$ 726	$ 639